SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash on hand and cash at bank

	As of December 31,
	2024	2023
	US$	US$
Cash balances include deposits in:

Financial institutions in the mainland of the PRC
− Denominated in Chinese Renminbi (“RMB”)	78,133	381,890
− Denominated in United States Dollars (“US$”)	467	7,232
− Denominated in Great Britain Pound (“GBP”)	893	127
− Denominated in Euro Dollar (“EUR”)	2	361
Total cash balances held at the PRC financial institutions	79,495	389,610

Financial institutions in United Kingdom (“UK”)
− Denominated in GBP	9,270	11,871
− Denominated in USD	302	794
− Denominated in EUR	723	4,969
− Denominated in RMB	156	161
Total cash balances held at UK financial institutions	10,451	17,795

Financial institutions in Netherlands
− Denominated in GBP	45	11
− Denominated in EUR	3,519	5,035
− Denominated in other currencies	45	58
Total cash balances held at Netherlands financial institutions	3,609	5,104

Financial institutions in Germany
− Denominated in EUR	1,116	2,149
Total cash balances held at German financial institutions	1,116	2,149

Total cash balances held at financial institutions in other jurisdictions	8,401	4,283

Total cash balances held at financial institutions	103,072	418,941

Cash on hand	—	—

Total cash balances	103,072	418,941

Schedule of property, equipment and software, net

Buildings and facilities	30 years
Machinery and R&D equipment	3-10 years
Molds and tooling	5-10 years
Motor vehicles	2-5 years
Office and electronic equipment	3-5 years
Purchased software	3-10 years
Leasehold improvements	The shorter of estimated useful life of the assets and lease terms

Schedule of movement of warranty reserve

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Accrued warranty at beginning of the year	7,022	—
Additions	21,852	8,492
Utilization	(4,495)	(1,499)
Foreign currency translation adjustment	(331)	29
Accrued warranty at end of the year	24,048	7,022
Including: Current portion of warranty	2,735	483
Non-current portion of warranty	21,313	6,539

Schedule of Concentration and Risk

	As of December 31,
	2024	2023

	proportion of total accounts receivable balance
Geely Group	37.72%	22.09%

	Year Ended December 31,
	2024	2023	2022

	proportion of total costs and expenses
Geely Group	64.38%	74.95%	39.28%

	As of December 31,
	2024	2023

	proportion of total payables balance
Geely Group	60.39%	65.96%

Schedule of geographic information for long-lived assets

	As of December 31,
	2024	2023
	US$	US$

PRC	407,386	447,703
UK	31,127	46,827
European Union countries	21,963	33,190
Total long-lived assets	460,476	527,720